Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 31,643	$ 29,098	$ 24,026
Bank owned life insurance	360	567	910
Other	4,977	3,942	2,332
Total	10,737	9,392	7,521
Service Charges on Deposit Accounts
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	12,288	10,170	8,517
Overdraft fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	10,090	8,431	5,627
Overdraft fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	572	609	873
Account service charges | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,626	1,130	2,017
Other Deposit Related Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	2,502	2,280	2,308
ATM fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,186	1,109	1,173
ATM fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	29	24	24
Other | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	972	819	769
Other | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	315	328	342
Interchange Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	13,955	14,045	11,230
Investment and Insurance Commissions
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	2,898	2,603	1,971
Asset management revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,781	1,689	1,283
Transaction based revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 1,117	$ 914	$ 688